Notes to the consolidated statements of income - Revenue (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Revenue
Revenue from contracts with customers	€ 17,422,990	€ 17,657,558	€ 18,145,918
Revenue from insurance contracts	2,116,710	1,614,024	1,227,140
Revenue from lease contracts	87,902	64,327	80,559
Revenue	19,627,602	19,335,909	19,453,617
Healthcare services
Revenue
Revenue from contracts with customers	13,097,267	13,471,363	14,166,796
Revenue	13,097,267	13,471,363	14,166,796
Healthcare products
Revenue
Revenue from contracts with customers	4,325,723	4,186,195	3,979,122
Revenue from lease contracts	87,902	64,327	80,559
Revenue	4,413,625	4,250,522	4,059,681
Insurance contracts
Revenue
Revenue from insurance contracts	2,116,710	1,614,024	1,227,140
Revenue	€ 2,116,710	€ 1,614,024	€ 1,227,140